Nature of operations	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Nature Of Operations

AngloGold Ashanti Limited (the "Company"), as it conducts business today, was formed on April 26, 2004 following the Business Combination of AngloGold Limited (AngloGold) with Ashanti Goldfields Company Limited (Ashanti). AngloGold, formerly Vaal Reefs Exploration and Mining Company Limited, was incorporated in South Africa on May 29, 1944 and Ashanti was incorporated in Ghana on August 19, 1974.  The Company conducts gold-mining operations in the following regions: South Africa; Continental Africa (Ghana, Guinea, Mali, Namibia and Tanzania); Australasia (Australia) and the Americas (Argentina, Brazil and United States of America). The Company also produces as by-product: silver, uranium oxide and sulfuric acid.